Maintenance Rights Intangible And Lease Premium, Net (Schedule Of Maintenance Rights Intangible And Lease Premium) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Maintenance Rights Intangible And Lease Premium, Net [Abstract]
Maintenance rights intangible	$ 3,812,259
Lease premium	93,767	9,354
Maintenance Rights Intangible And Lease Premium, Net	$ 3,906,026	$ 9,354